Earnings Per Share (Details) - shares	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Share-based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	1,000	71,161	5,909
Stock Options, Treasury Stock Method [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	267,236	1,750	350,464
PSUs and RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	0	43,002	0